Expense Example - Beacon Dynamic Allocation Fund	Feb. 12, 2026 USD ($)
Beacon Dynamic Allocation Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 640
Expense Example, with Redemption, 3 Years	1,037
Expense Example, with Redemption, 5 Years	1,459
Expense Example, with Redemption, 10 Years	2,632
Beacon Dynamic Allocation Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	249
Expense Example, with Redemption, 3 Years	817
Expense Example, with Redemption, 5 Years	1,412
Expense Example, with Redemption, 10 Years	3,023
Beacon Dynamic Allocation Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	513
Expense Example, with Redemption, 5 Years	904
Expense Example, with Redemption, 10 Years	$ 1,998